UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/10
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                               Semiannual Report |

The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

FINANCIAL HIGHLIGHTS


                                                 Six Months Ended
                                                 January 31, 2010                        Year Ended July 31,
                                                   (unaudited)          2009         2008          2007          2006          2005
                                                ------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                     $8.24         $9.02        $9.51         $9.77         $9.85         $9.84
                                                ------------------------------------------------------------------------------------
Income from investment operations/a:
  Net investment income                                  0.150         0.325        0.549         0.655         0.565         0.398
  Net realized and unrealized gains (losses)             0.418       (0.780)      (0.493)       (0.258)       (0.076)         0.013
                                                ------------------------------------------------------------------------------------
Total from investment operations                         0.568       (0.455)        0.056         0.397         0.489         0.411
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------
Less distributions from net investment income          (0.148)       (0.325)      (0.546)       (0.657)       (0.569)       (0.401)
                                                ------------------------------------------------------------------------------------
Net asset value, end of period                           $8.66         $8.24        $9.02         $9.51         $9.77         $9.85
                                                ------------------------------------------------------------------------------------

Total return/b                                           6.82%       (4.65)%        0.64%         4.09%         5.09%         4.23%

RATIOS TO AVERAGE NET ASSETS/c
Expenses before waiver and payments by
affiliates                                               1.00%         1.02%        1.00%         0.95%         0.95%         0.95%
Expenses net of waiver and payments by
affiliates/d                                              0.80%         0.69%        0.60%         0.60%         0.60%         0.60%
Net investment income                                    3.56%         4.27%        6.16%         6.70%         5.76%         4.08%

SUPPLEMENTAL DATA
Net assets, end of period (000's)                     $393,702      $340,579     $447,246    $1,069,720    $1,140,854    $1,121,133
Portfolio turnover rate                                 23.62%        53.88%       28.10%        77.72%        78.29%        72.38%



a/The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b/Total return is not annualized for periods less than one year.

c/Ratios are annualized for periods less than one year.

d/Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

 STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)



                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

b,c   SENIOR FLOATING RATE INTERESTS
      AEROSPACE & DEFENSE
      BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14               United States   $ 2,106,659          $ 2,128,855         0.54
      ILC Industries Inc., June 2006 Term Loan, 2.231%,            United States       720,764              693,735         0.18
        2/24/12
      L-1 Identity Solutions Operating Co.,
        Tranche B-1 Term Loan, 6.75%, 8/05/13                      United States       536,981              538,770         0.14
        Tranche B-2 Term Loan, 7.25%, 8/05/13                      United States       792,269              794,909         0.20
      Spirit Aerosystems Inc. (Onex Wind Finance LP), Term         United States     2,921,911            2,873,518         0.73
        B-1 Loan, 2.001%, 9/30/13
      TASC Inc., Tranche B Term Loan, 5.75%, 12/18/15              United States     1,500,000            1,510,001         0.38
      TransDigm Inc., Term Loan B, 2.249%, 6/23/13                 United States     2,150,000            2,104,313         0.53
                                                                                                        ------------  ----------
                                                                                                          10,644,101        2.70
                                                                                                        ------------  ----------
      AIRLINES
      Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13              United States     1,396,500             1,411,862        0.36
                                                                                                        ------------   ---------
      APPAREL, ACCESSORIES & LUXURY GOODS
      Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15             United States     1,122,870             1,139,245        0.29
                                                                                                        ------------  ----------
      APPLICATION SOFTWARE
      CCC Information Services Group Inc., Term Loan B,            United States       555,430               538,073        0.14
      2.49%, 2/10/13                                                                                     ------------ ----------

      AUTO PARTS & EQUIPMENT
      Cooper-Standard Automotive Canada Ltd.,
        DIP Term Loan B, 8.00%, 8/04/10                                Canada          160,472               161,297        0.04
        Multicurrency Revolver (CAD), 5.00%, 12/23/10                  Canada           69,254                68,864        0.02
        Term Loan A, 5.00%, 12/23/10                                   Canada           59,188                58,855        0.01
  d   Term Loan B, 4.75%, 12/23/11                                     Canada          180,476               179,461        0.05
      Cooper-Standard Automotive Inc.,
        DIP Term Loan A, 8.00%, 8/04/10                            United States       240,709               241,946        0.06
        Dollar Revolver, 5.00%, 12/23/10                           United States       139,879               139,093        0.04
        Dual Borrower Dual Currency Revolver, 5.00%, 12/23/10      United States        75,163                74,741        0.02
       dTerm Loan C, 4.75%, 12/23/11                               United States       450,821               448,286        0.11
       dTerm Loan D, 4.75%, 12/23/11                               United States       501,135               498,316        0.13
        Term Loan E, 5.00%, 12/23/11                               United States       248,704               247,305        0.06
      Dayco Products LLC (Mark IV),
  e   Term Loan B, 10.50%, 5/13/14                                 United States       810,343             1,547,812        0.39
e,f   Term Loan C, PIK, 12.50%, 11/13/14                           United States       116,326               222,221        0.06
        U.S. Term Loan, 10.00%, 11/13/12                           United States       862,500               862,500        0.22
      Federal-Mogul Corp., Term Loan B, 2.168%, 12/27/14           United States     2,389,072             2,030,711        0.52
      Key Safety Systems Inc., Term Loan B, 2.481% - 2.483%,       United States     4,524,125             3,400,636        0.86
      3/10/14
      Mark IV Industries Corp., Canadian Term Loan, 10.00%,            Canada          287,500               287,500        0.07
      11/13/12
      Metzeler Automotive Profile Systems GmbH                        Germany           80,236                80,637        0.02
      (Cooper-Standard), DIP Term Loan C, 8.00%, 8/02/10
      Tenneco Inc., Tranche B-1 Credit Linked, 5.733%, 3/16/14     United States     3,033,333             3,031,437        0.77
      TRW Automotive Inc.,
        Tranche A2 Term Loan, 5.00%, 5/30/15                       United States     1,860,000             1,866,975        0.47
        Tranche B3 Term Loan, 5.00%, 5/30/16                       United States       860,000               861,882        0.22
      United Components Inc., Term Loan D, 2.25%, 6/29/12          United States       746,564               694,305        0.18
                                                                                                         ------------ ----------
                                                                                                          17,004,780        4.32
                                                                                                         ------------ ----------
      BROADCASTING
      Bresnan Communications LLC,
        Add-On Term Loan, 2.24% - 2.25%, 9/29/13                   United States       537,139               524,158        0.13
        Initial Term Loan B, 2.24% - 2.28%, 9/29/13                United States       297,750               290,554        0.07

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Citadel Broadcasting Corp., Term Loan B, 1.99%, 6/12/14      United States   $ 1,105,288          $    897,218        0.23
      Discovery Communications Inc.,
        Term Loan B, 2.251%, 5/14/14                               United States     2,842,718             2,832,058        0.72
        Term Loan C, 5.25%, 5/14/14                                United States       893,250               905,160        0.23
      Entravision Communications Corp., Term Loan B, 5.51%,        United States     3,085,227             3,026,416        0.77
      3/29/13
      Gray Television Inc., Term Loan B, 3.75%, 12/31/14           United States     3,922,440             3,613,547        0.92
      LBI Media Inc., Term Loan B, 1.731%, 3/31/12                 United States       962,500               832,563        0.21
      Mediacom LLC, Tranche D, 5.50%, 3/31/17                      United States       798,000               802,190        0.20
 g    Mission Broadcasting Inc., Term Loan B, 5.00%, 10/01/12      United States     1,772,262             1,734,601        0.44
 g    Nexstar Broadcasting Inc., Term Loan B, 5.00% - 6.25%,       United States     1,675,463             1,639,860        0.42
      10/01/12
 g    Sinclair Television Group Inc., Tranche B Term Loan,         United States     2,000,000             2,013,500        0.51
      6.50%, 10/29/15
      Univision Communications Inc., Initial Term Loan,            United States     4,500,000             3,930,750        1.00
      2.501%, 9/29/14
                                                                                                         ------------ ----------
                                                                                                          23,042,575        5.85
                                                                                                         ------------ ----------
      BUILDING PRODUCTS
      Goodman Global Holdings Co. Inc., Term Loan B, 6.25%,        United States     1,462,584             1,477,814        0.38
      2/13/14                                                                                            ------------ ----------
      CABLE & SATELLITE

      CSC Holdings Inc. (Cablevision), Incremental Term Loan       United States     1,877,039             1,856,362        0.47
      B-2, 2.004% - 2.046%, 3/29/16

      DIRECTV Holdings LLC, Term Loan C, 5.25%, 4/13/13            United States     2,558,777             2,573,170        0.65
      Insight Midwest Holdings, Term Loan B, 2.25%, 4/02/14        United States     2,657,500             2,570,302        0.65
      MCC Iowa, Term Loan E, 6.50%, 1/03/16                        United States     1,229,769             1,248,215        0.32
      UPC Financing Partnership,
        Term Loan N, 2.18%, 12/31/14                                Netherlands      1,722,809             1,657,845        0.42
        Term Loan T, 3.93%, 12/31/16                                Netherlands      2,777,191             2,736,228        0.69
      WideOpenWest Finance LLC, Series A New Term Loan, 8.75%      United States       800,000               803,500        0.21
      5/01/13                                                                                            ------------ ----------
                                                                                                          13,445,622        3.41
                                                                                                         ------------ ----------
      CASINOS & GAMING
      Ameristar Casinos Inc., Term Loan B, 3.493% - 3.501%,        United States     1,702,452             1,693,940         0.43
      11/10/12
      CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%,      United States     2,100,527             2,080,398         0.53
      7/13/12
      Green Valley Ranch Gaming LLC, Term Loan B, 2.249% -         United States        52,843                35,526         0.01
      2.281%, 2/16/14
      Harrah's Operating Co. Inc., Term Loan B-4, 9.50%,           United States     3,400,000             3,472,723         0.88
      10/31/16
      Penn National Gaming Inc., Term Loan B, 1.98% - 2.03%,       United States     3,119,587             3,067,593         0.78
      10/03/12
      VML U.S. Finance LLC (Venetian Macau),
        Delayed Draw, 4.76%, 5/25/12                                   Macau         2,093,281             1,998,756         0.50
        New Project Term Loans, 4.76%, 5/25/13                         Macau         1,605,020             1,532,543         0.39
        Term Loan B, 4.76%, 5/25/13                                    Macau         1,517,079             1,448,573         0.37
                                                                                                         ------------  ----------
                                                                                                          15,330,052         3.89
                                                                                                         ------------  ----------
      COMMERCIAL PRINTING
      Cenveo Corp.,
        Delayed Draw Term Loan, 4.753%, 6/21/13                    United States         9,766                 9,733        0.00 h
        Term Loan C, 4.753%, 6/21/13                               United States       989,214               985,814        0.25
                                                                                                         ------------  ---------
                                                                                                             995,547        0.25
                                                                                                         ------------  ---------
      COMMUNICATIONS EQUIPMENT
      Brocade Communications Systems Inc., Term Loan, 7.00%,       United States       408,004               411,523        0.11
      10/07/13


Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      CommScope Inc., Term Loan B, 2.731% - 2.751%, 12/26/14       United States   $   771,448          $    760,262        0.19
                                                                                                         ------------  ---------
                                                                                                           1,171,785        0.30
                                                                                                        ------------   ---------
      CONSTRUCTION & ENGINEERING
      URS Corp., Term Loan B, 2.481% - 2.54%, 5/15/13              United States     1,875,245             1,856,024        0.47
                                                                                                        ------------  ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
      Bucyrus International Inc., Tranche B Dollar Term Loan,      United States     1,263,835             1,222,760        0.31
      1.74% - 1.78%, 5/04/14
      Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14             United States     3,629,000             3,620,682        0.92
      Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13            United States     2,242,617             2,255,741        0.57
                                                                                                        ------------  ----------
                                                                                                           7,099,183        1.80
                                                                                                        ------------  ----------
      DATA PROCESSING & OUTSOURCED SERVICES
      Affiliated Computer Services Inc.,
        Additional Term Loan, 2.231%, 3/20/13                      United States     1,110,824             1,107,978        0.28
        Term Loan B, 2.231%, 3/20/13                               United States     1,248,000             1,244,803        0.32
      Emdeon Business Services LLC, First Lien Term Loan,          United States     2,718,787             2,661,012        0.67
      2.26%, 11/16/13
      Fidelity National Information Services Inc., Tranche C       United States       628,613               632,149        0.16
      Term Loan, 4.481%, 1/18/12
      First Data Corp., Term Loan B-2, 2.999% - 3.001%,            United States     1,260,926             1,093,241        0.28
      9/24/14
      Lender Processing Services Inc., Term Loan B, 2.731%,        United States       588,531               589,022        0.15
      7/02/14
      Metavante Corp., Term Loan B, 3.531%, 11/01/14               United States     2,293,582             2,295,492        0.58
      SunGard Data Systems Inc.,
        Incremental Term Loan, 6.75%, 2/28/14                      United States     1,387,724             1,403,682        0.36
        Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16          United States     1,887,966             1,861,220        0.47
                                                                                                        ------------  ----------
                                                                                                          12,888,599        3.27
                                                                                                        ------------  ----------
      DISTILLERS & VINTNERS
      Constellation Brands Inc.,
        Extended Term Loan B, 3.00%, 6/05/15                       United States       253,545               251,200        0.06
        Term Loan B, 1.75%, 6/05/13                                United States       513,946               509,192        0.13
                                                                                                        ------------  ----------
                                                                                                             760,392        0.19
                                                                                                        ------------  ----------
      DIVERSIFIED CHEMICALS
      Ashland Inc., Term Loan B, 7.65%, 5/13/14                    United States       942,396               955,585        0.24
      Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001%,        United States     1,758,125             1,697,385        0.43
      4/02/14
      Huntsman International LLC, Term Loan B, 1.989% -            United States     2,806,535             2,689,763        0.69
      1.999%, 4/21/14                                                                                   ------------  ----------
                                                                                                           5,342,733        1.36
                                                                                                        ------------  ----------
      DIVERSIFIED REAL ESTATE ACTIVITIES
      CB Richard Ellis Services Inc., Term Loan B, 6.00% -         United States     1,702,293             1,673,036        0.42
      6.25%, 12/20/13                                                                                   ------------  ----------

      DIVERSIFIED SUPPORT SERVICES
      ARAMARK Corp.,
        Synthetic L/C, 2.113%, 1/26/14                             United States       284,655               273,268        0.07
        Term Loan B, 2.126%, 1/26/14                               United States     4,328,368             4,155,220        1.05
      JohnsonDiversey Inc., Tranche B Dollar Term Loan,            United States     1,505,303             1,527,882        0.39
      5.50%, 11/24/15
      Language Line LLC, Term Loan B, 5.50%, 11/04/15              United States     1,450,000             1,457,250        0.37
      West Corp.,
        Term Loan B-2, 2.606% - 2.624%, 10/24/13                   United States       535,281               516,355        0.13
        Term Loan B-3, 7.25%, 10/24/13                             United States     1,778,449             1,798,457        0.46


Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
        Term Loan B-4, 4.106% - 4.124%, 7/15/16                    United States   $ 1,307,520          $  1,297,059        0.33
                                                                                                        ------------  ----------
                                                                                                          11,025,491        2.80
                                                                                                        ------------  ----------
      DRUG RETAIL
      Rite Aid Corp.,
        Tranche 3 Term Loan, 6.00%, 6/04/14                        United States       596,549               566,597        0.14
        Tranche 4 Term Loan, 9.50%, 6/10/15                        United States     1,900,000             1,992,625        0.51
                                                                                                        ------------  ----------
                                                                                                           2,559,222        0.65
                                                                                                        ------------  ----------
      EDUCATION SERVICES
      ATI Acquisition Co., Tranche B Term Loan, 8.25%,             United States       650,000               633,796        0.16
      12/30/14
      Bright Horizons Family Solution Inc., Term Loan B,           United States     1,376,531             1,381,550        0.35
      7.50%, 5/21/15
      Education Management LLC, Term Loan C, 2.063%, 6/01/13       United States     3,132,720             3,014,754        0.76
      Laureate Education Inc.,
        Closing Date Term Loan, 3.499%, 8/18/14                    United States     1,311,165             1,219,019        0.31
        Delayed Draw Term Loan, 3.499%, 8/18/14                    United States       196,246               182,455        0.05
        Series A New Term Loans, 7.00%, 8/18/14                    United States     1,097,250             1,089,364        0.28
                                                                                                        ------------  ----------
                                                                                                           7,520,938        1.91
                                                                                                        ------------  ----------
      ELECTRICAL COMPONENTS & EQUIPMENT
      Baldor Electric Co., Term Loan B, 5.25%, 1/31/14             United States     3,128,728             3,143,936        0.80
                                                                                                        ------------  ----------
      ELECTRONIC EQUIPMENT & INSTRUMENTS
      Itron Inc., Dollar Term Loan, 3.99%, 4/18/14                 United States     2,078,183             2,068,821        0.53
                                                                                                        ------------  ----------
      ELECTRONIC MANUFACTURING SERVICES
      FCI USA,
        Term Loan B1, 3.617%, 11/01/13                             United States     1,012,350               948,235        0.24
        Term Loan B5B, 3.617%, 11/03/14                            United States     1,012,350               954,140        0.24
      Flextronics International USA Inc.,
        Term Loan A, 2.481% - 2.501%, 10/01/14                     United States       445,061               421,231        0.11
        Term Loan A-1, 2.501%, 10/01/14                            United States       127,891               121,043        0.03
                                                                                                        ------------  ----------
                                                                                                           2,444,649        0.62
                                                                                                        ------------  ----------
      ENVIRONMENTAL & FACILITIES SERVICES
      Advanced Disposal Services Inc., Term Loan B, 6.00%,         United States     1,170,000             1,172,925        0.30
      1/14/15
      Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14      United States     1,418,521             1,432,706        0.36
      Duratek Inc. (EnergySolutions), Term Loan B, 4.01%,          United States       747,932               739,518        0.19
      6/07/13
      EnergySolutions LLC,
        Synthetic A Deposit, 3.99%, 6/07/13                        United States     1,060,905             1,048,970        0.26
        Synthetic L/C, 3.99%, 6/07/13                              United States       111,096               109,846        0.03
        Term Loan B, 4.01%, 6/07/13                                United States     1,558,922             1,541,384        0.39
  f   EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%,        United States     2,247,125             1,679,725        0.43
      7/07/12
                                                                                                        ------------   ---------
                                                                                                           7,725,074        1.96
                                                                                                        ------------  ----------
      FOOD DISTRIBUTORS
      JRD Holdings Inc., Term Loan, 2.49% - 2.51%, 7/02/14         United States     1,441,935             1,398,677        0.36
      Wm. Wrigley Jr. Co.,
        Term Loan B1, 3.063%, 12/17/12                             United States       265,328               266,530        0.07
        Term Loan B2, 3.313%, 10/06/14                             United States       371,459               373,514        0.09
                                                                                                        ------------  ----------
                                                                                                           2,038,721        0.52
                                                                                                        ------------  ----------
      FOOD RETAIL
      Pantry Inc.,
        Delayed Draw Term Loan, 1.74%, 5/14/14                     United States       230,450               219,216        0.06

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
        Term Loan B, 1.74%, 5/14/14                                United States   $   800,147          $    761,140        0.19
                                                                                                        ------------  ----------
                                                                                                             980,356        0.25
                                                                                                        ------------  ----------
      GENERAL MERCHANDISE STORES
      Dollar General Corp., Tranche B-1 Term Loan, 2.981% -        United States     3,373,703             3,286,715        0.83
      2.999%, 7/07/14                                                                                   ------------  ----------
      HEALTH CARE EQUIPMENT
      DJO Finance LLC, Term Loan B, 3.231%, 5/20/14                United States     2,472,263             2,404,275        0.61
      Fresenius SE,
        Term Loan B1, 6.75%, 9/10/14                                  Germany          479,622               483,819        0.12
        Term Loan B2, 6.75%, 9/10/14                                  Germany          258,378               260,639        0.07
                                                                                                        ------------  ----------
                                                                                                           3,148,733        0.80
                                                                                                        ------------  ----------
      HEALTH CARE FACILITIES
      Community Health Systems Inc.,
        Delayed Draw Term Loan, 2.506%, 7/25/14                    United States       256,497               242,774        0.06
        Term Loan, 2.506%, 7/25/14                                 United States     5,016,608             4,748,209        1.21
      HCA Inc., Term Loan B-1, 2.501%, 11/18/13                    United States     5,541,841             5,278,604        1.34
      Health Management Associates Inc., Term Loan B, 2.001%,      United States       687,498               654,364        0.17
      2/28/14
      HealthSouth Corp.,
        Term Loan B, 2.51%, 3/10/13                                United States     1,473,613             1,440,457        0.37
        Term Loan B-2, 4.01%, 3/15/14                              United States     1,212,847             1,204,003        0.30
      Iasis Healthcare LLC,
        Delayed Draw Term Loan, 2.231%, 3/14/14                    United States     1,009,220               965,907        0.24
        Initial Term Loan, 2.231%, 3/14/14                         United States     2,916,168             2,791,015        0.71
        Synthetic L/C, 2.293%, 3/14/14                             United States       273,224               261,498        0.07
      LifePoint Hospitals Inc., Term Loan B, 1.887%, 4/15/12       United States     1,920,414             1,887,492        0.48
      Psychiatric Solutions Inc., Term Loan, 2.006% - 2.154%,      United States     1,883,864             1,820,755        0.46
      7/01/12
      Vanguard Health Holding Co. II LLC, Initial Term Loan,       United States     4,157,487             4,177,754        1.06
      5.75%, 1/29/16                                                                                    ------------  ----------
                                                                                                          25,472,832        6.47
                                                                                                        ------------  ----------
      HEALTH CARE SERVICES
      Alliance HealthCare Services Inc., Initial Term Loan,        United States     1,500,000             1,495,157        0.38
      5.50%, 6/02/16
      AMR Holdco/EmCare Holdco, Term Loan B, 2.233%, 2/10/12       United States     1,196,677             1,160,777        0.29
      DaVita Inc., Term Loan B-1, 1.74% - 1.76%, 10/05/12          United States     4,577,225             4,484,119        1.14
      Fresenius Medical Care Holdings Inc., Term Loan B,              Germany          916,531               897,245        0.23
      1.621% - 1.626%, 3/31/13
      Team Finance LLC, Term Loan B, 2.251% - 2.267%, 11/23/12     United States     1,137,091             1,088,765        0.28
      VICAR Operating Inc., Incremental Term Loan, 1.75%,          United States       875,250               856,423        0.22
      5/16/11                                                                                           ------------  ----------
                                                                                                           9,982,486        2.54
                                                                                                        ------------  ----------
      HEALTH CARE SUPPLIES
  g   Bausch and Lomb Inc.,
        Delayed Draw Term Loan, 3.501%, 4/28/15                    United States       528,207               511,866        0.13
        Parent Term Loan, 3.501%, 4/28/15                          United States     2,175,107             2,107,816        0.54
                                                                                                        ------------  ----------
                                                                                                           2,619,682        0.67
                                                                                                        ------------  ----------
      HOUSEHOLD PRODUCTS
      Prestige Brands Inc., Term Loan B, 4.50%, 4/06/11            United States     1,148,984             1,137,494        0.29
                                                                                                        ------------  ----------
      HOUSEWARES & SPECIALTIES
      Jarden Corp.,
        Term Loan B1, 2.001%, 1/24/12                              United States       486,091               483,129        0.12
        Term Loan B2, 2.001%, 1/24/12                              United States       497,335               492,207        0.13
        Term Loan B4, 3.501%, 1/26/15                              United States     2,273,726             2,285,081        0.58

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Jostens IH Corp. (Visant Holding Corp.), Term Loan C,        United States   $ 1,824,366           $ 1,809,164        0.46
      2.232%, 10/04/11                                                                                  ------------  ----------
                                                                                                           5,069,581        1.29
                                                                                                        ------------  ----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
      Dynegy Holdings Inc.,
        Term L/C Facility, 3.99%, 4/02/13                          United States     2,188,190             2,140,910        0.54
        Term Loan B, 3.99%, 4/02/13                                United States       252,367               246,914        0.06
      NRG Energy Inc.,
        Credit Link, 2.001%, 2/01/13                               United States     1,728,754             1,676,892        0.43
        Term Loan, 1.981% - 2.001%, 2/01/13                        United States     2,938,614             2,850,456        0.73
      Texas Competitive Electric Holdings Co. LLC,
        Term Loan B-2, 3.731% - 3.751%, 10/10/14                   United States     2,836,026             2,329,480        0.59
        Term Loan B-3, 3.731% - 3.751%, 10/10/14                   United States       977,500               798,156        0.20
                                                                                                        ------------  ----------
                                                                                                          10,042,808        2.55
                                                                                                        ------------  ----------
      INDUSTRIAL CONGLOMERATES
      Sensus Metering Systems Inc., Term Loan B-3, 7.00%,          United States     1,781,859             1,788,541        0.45
      6/17/13
      TriMas Co. LLC,
        Term Loan B, 6.00%, 12/15/15                               United States     1,343,300             1,266,060        0.32
        Tranche B-1 L/C, 6.00%, 8/02/11                            United States       320,405               301,982        0.08
                                                                                                        ------------  ----------
                                                                                                           3,356,583        0.85
                                                                                                        ------------  ----------
      INDUSTRIAL MACHINERY
      Amsted Industries Inc., Delayed Draw, 2.251% - 2.278%,       United States       991,584               950,682        0.24
      4/05/13
      CI Acquisition Inc. (Chart Industries), Term Loan B,         United States       962,662               953,035        0.24
      2.313%, 10/17/12
      Husky Injection Molding Systems Ltd. (Ontario Inc.),             Canada        1,248,000             1,244,880        0.32
      Term Loan, 3.501%, 12/14/12
      Mueller Water Products Inc., Term Loan B, 5.239% -           United States     2,169,402             2,154,216        0.55
      5.251%, 5/24/14
      RBS Global Inc. (Rexnord),
        Incremental Tranche B-2, 2.50%, 7/22/13                    United States     1,579,877             1,470,601        0.37
        Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13           United States     5,057,324             4,785,493        1.22
                                                                                                        ------------  ----------
                                                                                                          11,558,907        2.94
                                                                                                        ------------  ----------
      INTEGRATED TELECOMMUNICATION SERVICES
      Wind Telecomunicazioni SpA,
        Term Loan B-2, 3.926%, 5/26/13                                 Italy         2,650,000             2,591,395        0.66
        Term Loan C-2, 4.926%, 5/26/14                                 Italy         2,650,000             2,593,687        0.66
      Windstream Corp., Tranche B-2 Term Loan, 3.01%, 12/17/15     United States     1,835,098             1,821,335        0.46
                                                                                                        ------------  ----------
                                                                                                           7,006,417        1.78
                                                                                                        ------------  ----------
      INTERNET RETAIL
      Ticketmaster Entertainment Inc., Term Loan B, 7.00%,         United States       437,143               434,957        0.11
      7/25/14                                                                                           ------------  ----------
      INTERNET SOFTWARE & SERVICES
      Springboard Finance LLC (Skype), New Dollar Term Loan,       United States     1,150,000             1,169,304        0.30
      9.00%, 11/19/14                                                                                   ------------  ----------
  g   IT CONSULTING & OTHER SERVICES
      Acxiom Corp., Term Loan B-2, 3.249%, 3/15/15                 United States       742,711               740,854        0.19
      CACI International Inc., Term B-2 Loan, 3.75%, 5/03/11       United States       797,884               794,393        0.20
                                                                                                        ------------  ----------
                                                                                                           1,535,247        0.39
                                                                                                        ------------  ----------
      LEISURE FACILITIES
      24 Hour Fitness Worldwide Inc., Term Loan B, 2.76%,          United States     2,317,482             2,195,814        0.56
      6/08/12

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Universal City Development Partners Ltd., Term Loan,         United States  $  2,000,000          $  2,025,000        0.51
      6.50%, 11/06/14                                                                                   ------------  ----------
                                                                                                           4,220,814        1.07
                                                                                                        ------------  ----------
      LEISURE PRODUCTS
      PlayPower Inc., Term Loan B, 5.25% - 5.26%, 6/30/12          United States       569,011               537,716        0.14
                                                                                                        ------------  ----------
      LIFE & HEALTH INSURANCE
      Conseco Inc., Term Loan, 7.50%, 10/10/13                     United States     5,321,340             5,075,228        1.29
                                                                                                        ------------  ----------
      LIFE SCIENCES TOOLS & SERVICES
      Life Technologies Corp., Term Loan B, 5.25%, 11/21/15        United States       320,767               322,972        0.08
                                                                                                        ------------  ----------
      METAL & GLASS CONTAINERS
      Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14      United States     1,292,539             1,306,541        0.33
      Crown Americas LLC,
        Additional Term B Dollar Loan, 1.983%, 11/15/12            United States       615,385               610,257        0.16
        Term B Dollar Loan, 1.983%, 11/15/12                       United States       763,997               757,630        0.19
      Owens-Brockway Glass Container Inc., Term Loan B,            United States     1,137,990             1,114,163        0.28
      1.732%, 6/14/13                                                                                   ------------  ----------
                                                                                                           3,788,591        0.96
                                                                                                        ------------  ----------
      MOVIES & ENTERTAINMENT
      Carmike Cinemas Inc., Term Loan B, 5.75%, 1/27/16            United States       640,000               640,667        0.16
      Cinemark USA Inc., Term Loan, 1.99% - 2.03%, 10/05/13        United States       756,828               745,160        0.19
  d  Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12       United States     2,626,357             1,584,843        0.40
      Regal Cinemas Corp., Term Loan, 4.001%, 10/27/13             United States     3,629,402             3,639,735        0.93
      Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15             United States     1,296,750             1,306,476        0.33
                                                                                                        ------------  ----------
                                                                                                           7,916,881        2.01
                                                                                                        ------------  ----------
      OIL & GAS DRILLING
      Dresser Inc., Term Loan B, 2.521%, 5/04/14                   United States     2,245,638             2,158,058        0.55
                                                                                                        ------------  ----------
      OIL & GAS STORAGE & TRANSPORTATION
      Targa Resources Inc., Term Loan, 6.00%, 7/05/16              United States     1,460,000             1,467,300        0.37
                                                                                                        ------------  ----------
      PACKAGED FOODS & MEATS
      B&G Foods Inc., Term Loan C, 2.26%, 2/23/13                  United States       793,814               782,238        0.20
      Dean Foods Co., Term Loan B, 1.615% - 1.635%, 4/02/14        United States     1,075,604             1,046,473        0.26
      Michael Foods Inc., Term Loan B, 6.50%, 5/01/14              United States     1,402,487             1,418,704        0.36
                                                                                                        ------------  ----------
                                                                                                           3,247,415        0.82
                                                                                                        ------------  ----------
      PAPER PACKAGING
  g   Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14         United States     1,992,475             2,013,501        0.51
      Reynolds Consumer Products Holdings Inc., U.S. Term          United States     2,900,000             2,943,138        0.75
      Loan, 6.25%, 11/05/15
      Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                   United States       750,000               750,938        0.19
                                                                                                        ------------  ----------
                                                                                                           5,707,577        1.45
                                                                                                        ------------  ----------
      PAPER PRODUCTS
      Domtar Corp., Term Loan, 1.608%, 3/07/14                     United States       400,719               396,161        0.10
      Georgia-Pacific LLC,
        Additional Term Loan, 2.231% - 2.251%, 12/20/12            United States       416,563               409,117        0.10
        Term Loan B, 2.251% - 2.256%, 12/20/12                     United States     1,088,518             1,069,061        0.27
  g     Term Loan C, 3.481% - 3.506%, 12/23/14                     United States     1,932,840             1,934,522        0.49

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Graphic Packaging International Inc., 2008 Incremental       United States  $    789,344         $     777,721        0.20
      Term Loan, 2.999% - 3.001%, 5/16/14                                                               ------------  ----------
                                                                                                           4,586,582        1.17
                                                                                                        ------------  ----------
      PERSONAL PRODUCTS
      Chattem Inc., Term Loan B, 1.983%, 1/02/13                   United States       887,665               885,446        0.23
      Herbalife International Inc., Term Loan B, 1.73%,            United States     1,136,441             1,102,347        0.28
      7/21/13                                                                                           ------------  ----------
                                                                                                           1,987,793        0.51
                                                                                                        ------------  ----------
      PHARMACEUTICALS
      Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14            United States     1,692,802             1,676,104        0.43
      Warner Chilcott Co. LLC,
        Term Loan A, 5.50%, 10/30/14                               United States       915,254               919,144        0.23
        Term Loan B2, 5.75%, 4/30/15                               United States     1,006,780             1,010,616        0.26
      Warner Chilcott Corp.,
        Additional Term Loan, 5.75%, 4/30/15                       United States       800,339               803,560        0.20
        Term Loan B1, 5.75%, 4/30/15                               United States       457,627               459,371        0.12
                                                                                                        ------------  ----------
                                                                                                           4,868,795        1.24
                                                                                                        ------------  ----------
      PROPERTY & CASUALTY INSURANCE
      Affirmative Insurance Holdings Inc., Term Loan, 9.25%,       United States       591,251               399,095        0.10
      1/31/14                                                                                           ------------  ----------
      PUBLISHING
      Dex Media East LLC, Term Loan B, 2.74% - 2.75%, 10/24/14     United States       542,820               502,108        0.13
      Dex Media West LLC, Term Loan B, 7.50%, 10/24/14             United States     3,607,232             3,562,142        0.90
      Newsday LLC, Floating Rate Term Loan, 6.501%, 8/01/13        United States     2,400,000             2,424,000        0.62
  g   R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14            United States     5,102,082             5,089,327        1.29
  d   Tribune Co.,
  g     Initial Tranche B Advances, 5.25%, 5/16/14                 United States     6,419,555             4,036,295        1.03
        Term Loan X, 5.00%, 2/20/49                                United States     1,042,571               635,969        0.16
      Wenner Media LLC, Term Loan B, 1.981%, 10/02/13              United States       839,319               788,960        0.20
                                                                                                        ------------  ----------
                                                                                                          17,038,801        4.33
                                                                                                        ------------  ----------
      RAILROADS
      Kansas City Southern Railway Co., Term Loan B, 1.99% -       United States     1,485,874             1,443,156        0.37
      2.04%, 4/26/13                                                                                    ------------  ----------
      RESEARCH & CONSULTING SERVICES
      Alix Partners LLP, Term Loan C, 2.24% - 2.26%, 10/12/13      United States     1,458,727             1,414,054        0.36
      Nielsen Finance LLC (VNU Inc.),
        Class A Term Loan, 2.231%, 8/09/13                         United States     2,230,846             2,139,223        0.54
        Class B Term Loan, 3.981%, 5/02/16                         United States     1,514,056             1,480,530        0.38
                                                                                                        ------------  ----------
                                                                                                           5,033,807        1.28
                                                                                                         ------------  ----------
      SECURITY & ALARM SERVICES
      Protection One Alarm Monitoring Inc.,
        Tranche B-1, 2.48%, 3/31/12                                United States       124,755               119,764        0.03
        Tranche B-2, 6.25%, 3/31/14                                United States       906,534               902,002        0.23
                                                                                                        ------------  ----------
                                                                                                           1,021,766        0.26
                                                                                                        ------------  ----------
      SEMICONDUCTORS
      Fairchild Semiconductor Corp., Incremental Term Loan,        United States     1,670,250             1,621,186        0.41
      2.75%, 6/26/13                                                                                    ------------  ----------
      SPECIALIZED CONSUMER SERVICES
      Affinion Group Inc., Term Loan B, 2.731%, 10/17/12           United States     3,323,115             3,235,884        0.82

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Brickman Group Holdings Inc., Term Loan B, 2.251%,           United States  $  1,200,000          $  1,142,000        0.29
      1/23/14                                                                                           ------------  ----------
                                                                                                           4,377,884        1.11
                                                                                                        ------------  ----------
      SPECIALTY CHEMICALS
      Brenntag Holding GmbH & Co. KG,
        Acquisition Facility, 1.999% - 2.143%, 1/20/14                Germany          362,919               355,661        0.09
        Term Loan B2, 1.981% - 1.999%, 1/20/14                     United States       508,140               497,977        0.13
      Cognis GmbH, Term Loan C , 2.254%, 9/15/13                      Germany        2,300,000             2,238,188        0.57
      Compass Minerals Group Inc., Term Loan, 1.76%, 12/22/12      United States       951,256               946,500        0.24
  g   Hexion Specialty Chemicals BV, Tranche C-2B Term Loan,        Netherlands      1,245,849             1,186,412        0.30
      4.063%, 5/03/15
  g   Hexion Specialty Chemicals Inc.,
        Tranche C-1B Term Loan, 4.063%, 5/03/15                    United States     3,111,770             2,963,314        0.75
        Tranche C-4B Term Loan, 5.50%, 5/03/15                     United States       900,000               864,000        0.22
      Nalco Co.,
        Term Loan, 6.50%, 5/13/16                                  United States     2,422,394             2,462,364        0.62
        Term Loan B, 2.063%, 11/04/10                              United States       196,971               196,936        0.05
        Tranche C Term Loan, 1.983%, 5/13/16                       United States       400,000               396,500        0.10
      Oxbow Carbon LLC, Term Loan B, 2.251%, 5/08/14               United States     3,229,025             3,140,227        0.80
      Polypore Inc., U.S. Term Loan, 2.49%, 7/03/14                United States     1,630,175             1,560,893        0.40
      Rockwood Specialties Group Inc., Term Loan H, 6.00%,         United States     2,023,669             2,043,905        0.52
      5/15/14
      Univar Inc., Opco Tranche B Term Loan, 3.231%, 10/10/14      United States     3,202,917             3,034,764        0.77
                                                                                                        ------------  ----------
                                                                                                          21,887,641        5.56
                                                                                                        ------------  ----------
      SPECIALTY STORES
  g   Pilot Travel Centers LLC, Term Loan B, 5.50%, 12/15/15       United States     1,800,000             1,819,928        0.46
                                                                                                        ------------  ----------
      SYSTEMS SOFTWARE
      Audatex North America Inc., Domestic Term Loan C,            United States     1,068,760             1,046,717        0.27
      2.063%, 5/16/14
      Rovi Corp., Term Loan B, 6.00%, 5/02/13                      United States       527,540               530,178        0.13
                                                                                                        ------------  ----------
                                                                                                           1,576,895        0.40
                                                                                                        ------------  ----------
      TRADING COMPANIES & DISTRIBUTORS
      Ashtead Group PLC, Term Loan, 2.063%, 8/31/11                United Kingdom      750,875               744,305        0.19
      Interline Brands,
        Delayed Draw Term Loan, 2.001%, 6/23/13                    United States       562,261               520,091        0.13
        Term Loan B, 1.981%, 6/23/13                               United States       153,059               141,580        0.04
      RSC Holdings III, Second Lien Term Loan, 3.76%, 11/30/13     United States       606,796               574,181        0.14
                                                                                                        ------------  ----------
                                                                                                           1,980,157        0.50
                                                                                                        ------------  ----------
      TRUCKING
      Hertz Corp.,
        Credit Link, 0.253%, 12/21/12                              United States       104,200               101,707        0.03
        Term Loan B, 1.99% - 2.03%, 12/21/12                       United States       566,254               552,704        0.14
                                                                                                        ------------   ---------
                                                                                                             654,411        0.17
                                                                                                        ------------   ---------
      WIRELESS TELECOMMUNICATION SERVICES
      Intelsat Corp. (Panamsat),
        Tranche B-2-A, 2.731%, 1/03/14                             United States     2,401,836             2,297,130        0.59
        Tranche B-2-B, 2.731%, 1/03/14                             United States     2,401,101             2,296,427        0.58
        Tranche B-2-C, 2.731%, 1/03/14                             United States     2,401,101             2,296,427        0.58
      NTELOS Inc., Term Loan B, 5.75%, 8/07/15                     United States     3,279,363             3,310,107        0.84

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

                                                                                                                             % OF
                                                                                      PRINCIPAL                               NET
                                                                      COUNTRY          AMOUNT/a             VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Towerco Finance LLC, Term Loan, 6.00%, 11/24/14              United States $   1,300,000        $    1,317,875        0.34
                                                                                                       ------------   ----------
                                                                                                          11,517,966        2.93
                                                                                                       ------------   ----------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $353,628,847)                                           357,408,792       90.78
                                                                                                       -------------   ---------
      SHORT TERM INVESTMENTS (COST $55,728,013)
      REPURCHASE AGREEMENTS
  i   Joint Repurchase Agreement, 0.094%, 2/01/10                  United States    55,728,013            55,728,013       14.16
       (Maturity Value $55,728,449)
       Banc of America Securities LLC (Maturity Value
      $6,774,350)
       Barclays Capital Inc. (Maturity Value $6,774,350)
       BNP Paribas Securities Corp. (Maturity Value
      $6,774,350)
       Credit Suisse Securities (USA) LLC (Maturity Value
      $6,774,350)
       Deutsche Bank Securities Inc. (Maturity Value
      $6,224,868)
       HSBC Securities (USA) Inc. (Maturity Value $7,815,916)
       Morgan Stanley & Co. Inc. (Maturity Value $7,815,915)
       UBS Securities LLC (Maturity Value $6,774,350)
        Collateralized by U.S. Government Agency Securities,
        0.50% -5.25%, 2/26/10 - 8/01/12; jU.S. Government Agency
        Discount Notes, 3/31/10; j/U.S. Treasury Bills, 7/15/10 -
        7/22/10; and U.S. Treasury Notes, 1.25% - 3.50%, 9/30/10 -
        5/31/13                                                                                     ----------------   ---------

      TOTAL INVESTMENTS (COST $409,356,860)                                                              413,136,805      104.94
      OTHER ASSETS, LESS LIABILITIES                                                                     (19,434,715)      (4.94)
                                                                                                    ----------------   ---------
      NET ASSETS                                                                                         393,702,090      100.00
                                                                                                    ----------------   ---------




        See Abbreviations on page xx.

        a/The principal amount is stated in U.S. dollars unless otherwise indicated.
        b/The coupon rate shown represents the rate at period end.
        c/See Note 1(d) regarding senior floating rate interests.
        d/See Note 7 regarding defaulted securities.
        e/Security has been deemed illiquid because it may not be able to be soldwithin seven days. At January 31, 2010, the aggregate value of these securities was $1,770,033, representing 0.45% of net assets.
        f/Income may be received in additional securities and/or cash.
        g/A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
        h/Rounds to less than 0.01% of net assets.
        i/See Note 1(b) regarding joint repurchase agreement.
        j/The security is traded on a discount basis with no stated coupon rate.

                                Semiannual Report |
The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers                                   $353,628,847
  Cost - Repurchase agreements                                    55,728,013
                                                           ------------------
  Total cost of investments                                     $409,356,860
                                                           ------------------
  Value - Unaffiliated issuers                                  $357,408,792
  Value - Repurchase agreements                                   55,728,013
                                                           ------------------
  Total value of investments                                     413,136,805
 Cash                                                              9,443,013
 Receivables:
  Capital shares sold                                                197,108
  Interest                                                           984,719
                                                           ------------------
        Total assets                                             423,761,645
                                                           ------------------

Liabilities:
 Payables:
  Investment securities purchased                                 28,581,298
  Affiliates                                                         241,399
  Distributions to shareholders                                    1,136,881
 Accrued expenses and other liabilities                               99,977
                                                           ------------------
        Total liabilities                                         30,059,555
                                                           ------------------
        Net assets, at value                                    $393,702,090
                                                           ------------------

Net assets consist of:
 Paid-in capital                                                $499,675,658
 Undistributed net investment income                                  64,694
 Net unrealized appreciation (depreciation)                        3,779,945
 Accumulated net realized gain (loss)                          (109,818,207)
                                                           ------------------
        Net assets, at value                                    $393,702,090
                                                           ------------------
 Net asset value and maximum offering price per share                  $8.66
 ($393,702,090 / 45,485,308 shares outstanding)
                                                           ------------------





                                      Semiannual Report |
The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series



 FINANCIAL STATEMENTS (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)

Investment income:
 Interest                                                        $7,989,191
                                                          ------------------

Expenses:
 Management fees (Note 3a)                                        1,464,918
 Administrative fees (Note 3b)                                      262,328
 Custodian fees (Note 4)                                              3,555
 Reports to shareholders                                              3,195
 Professional fees                                                   71,688
 Trustees' fees and expenses                                         13,726
 Other                                                               20,240
                                                          ------------------
        Total expenses                                            1,839,650
        Expense reductions (Note 4)                                    (87)
        Expenses waived/paid by affiliates (Note
        3d)                                                       (374,645)
                                                          ------------------
          Net expenses                                            1,464,918
                                                          ------------------
            Net investment income                                 6,524,273
                                                          ------------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from investments                      (1,938,295)
 Net change in unrealized appreciation
 (depreciation) on investments                                   19,791,574
                                                          ------------------
Net realized and unrealized gain (loss)                          17,853,279
                                                          ------------------
Net increase (decrease) in net assets resulting                 $24,377,552
from operations                                           ------------------








                                      Semiannual Report |
The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

 FINANCIAL STATEMENTS (continued)
STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS ENDED
                                                               JANUARY 31, 2010    YEAR ENDED JULY 31,
                                                                 (UNAUDITED)             2009
                                                             -----------------------------------------
Increase (decrease) in net assets:
 Operations:
     Net investment income                                    $      6,524,273     $     14,431,468
     Net realized gain (loss) from investments                     (1,938,295)         (54,640,585)
     Net change in unrealized appreciation (depreciation) on
     investments                                                   19,791,574           10,247,552
                                                             -------------------------------------------
      Net increase (decrease) in net assets resulting from
      operations                                                   24,377,552          (29,961,565)
                                                             -------------------------------------------

 Distributions to shareholders from net investment income          (6,399,024)         (14,457,547)
 Capital share transactions (Note 2)                               35,144,715          (62,248,468)
                                                             -------------------------------------------
      Net increase (decrease) in net assets                        53,123,243         (106,667,580)
Net assets:
 Beginning of period                                              340,578,847          447,246,427
                                                             -------------------------------------------
 End of period                                                $    393,702,090     $    340,578,847
                                                             -------------------------------------------
Undistributed net investment income (distribution in excess of net investment income) included in net assets:
 End of period                                                $         64,694     $        (60,555)
                                                             -------------------------------------------








                                      Semiannual Report |
The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a.  SECURITY VALUATION

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

b.  JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 29, 2010. The joint repurchase agreement is valued at cost which approximates market value.

c.  SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.  SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series




Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e.  INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the owner for inclusion in their individual income tax return.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

Prior to December 23, 2009, the Fund was treated as a partnership for US income tax purposes. On December 23, 2009, Franklin Advisers, Inc and Templeton Investment Counsel redeemed their interests in the Fund, terminating the partnership status for US tax purposes. The Fund has elected to be treated as a disregarded entity for US income tax purposes, effective December 23, 2009.

f.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Each Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each owner and will not be distributed. Distributions to owner are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:


                                       Six Months Ended                      Year Ended
                                       January 31, 2010                    July 31, 2009
                              -----------------------------------------------------------------------
                                   Shares           Amount            Shares           Amount
                              -----------------------------------------------------------------------

 Shares sold                     7,085,621      $59,935,350        12,816,839     $101,386,162
 Shares redeemed                (2,944,251)     (24,790,635)      (21,035,136)    (163,634,630)
                              -----------------------------------------------------------------------
 Net increase (decrease)         4,141,370      $35,144,715        (8,218,297)    $(62,248,468)
                              -----------------------------------------------------------------------

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series



3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:


SUBSIDIARY                                                       AFFILIATION
--------------------------------------------------------------- ------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A.  MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B.  ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

  ANNUALIZED
   FEE RATE     NET ASSETS
--------------- -----------------------------------------------------
        0.150%  Up to and including $200 million
        0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion 0.075% In excess of $1.2 billion

C.  TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D.  WAIVER AND EXPENSE REIMBURSEMENTS

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

E.  OTHER AFFILIATED TRANSACTIONS

At January 31, 2010, Franklin Floating Rate Fund, PLC owned 100% of the Fund outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5.  INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Cost of investments                            $409,976,457
                                             -----------------

Unrealized appreciation                        $ 9,785,820
Unrealized depreciation                        (6,625,472)
                                             -----------------
Net unrealized appreciation                    $ 3,160,348
(depreciation)                               -----------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, payments-in-kind, bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, payments-in-kind, bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, aggregated $109,506,354 and $78,151,231, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At January 31, 2010, the Fund had 79.17% of its portfolio invested in senior secured floating rate notes rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2010, the aggregate value of these securities was $7,383,170, representing 1.88% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2010, the Fund made the following distributions:

PAYMENT DATE                                    AMOUNT PER SHARE
---------------------------------------------- --------------------
8/31/2009                                                $0.022798
9/30/2009                                                $0.023100
10/30/2009                                               $0.025104
11/30/2009                                               $0.025293
12/31/2009                                               $0.026253
1/29/2010                                                $0.025626
                                               --------------------
TOTAL                                                    $0.148174
                                               --------------------

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2010, the Fund did not utilize the Global Credit Facility.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series






10. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Defendants"), and Franklin CLOs I-III, among other defendants. In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the "Complaint"). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter was transferred to the U.S. District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the "Amended Complaint"). The Franklin Defendants, among others, moved to dismiss the Amended Complaint on December 20, 2007. On June 17, 2008, the court granted the motions and dismissed all of the claims against certain defendants, including the Franklin Defendants, while leaving other claims against other defendants outstanding. On December 8, 2008, the court entered a stipulated order of final judgment with respect to the dismissed claims, and Plaintiffs filed a notice of appeal from that judgment to the U.S. Court of Appeals for the Second Circuit on January 6, 2009. All appellate briefing has since been submitted and the parties are awaiting a final schedule for oral argument.

11. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     o Level 1 - quoted prices in active markets for identical securities
    o Level 2 - other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets carried at fair value:


                                              LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
                                        -----------------------------------------------------------------

ASSETS:
  Investments in Securities:
    Senior Floating Rate Interests          $    -         $ 355,638,759     $ 1,770,033   $ 357,408,792
    Short Term Investments                       -            55,728,013               -      55,728,013
                                        ----------------------------------------------------------------
      Total Investments in Securities       $    -         $ 411,366,772     $  1,770,033  $ 413,136,805
                                        ----------------------------------------------------------------


At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series




                                                                                                             NET CHANGE IN
                                                                                                              UNREALIZED
                                            NET       NET CHANGE                 TRANSFER                    APPRECIATION
                           BALANCE AT    REALIZED   IN UNREALIZED      NET      IN (OUT)     BALANCE       (DEPRECIATION) ON
                           BEGINNING      GAIN      APPRECIATION     PURCHASES     OF       AT END OF        ASSETS HELD AT
                           OF PERIOD     (LOSS)    (DEPRECIATION)    (SALES)     LEVEL 3     PERIOD           PERIOD END
                          ----------- ----------- ---------------- ------------ ---------- ------------- --------------------
ASSETS:
  Senior Floating Rate
   Interests               $    -    $      -      $   222,238     $  1,547,795  $  -      $ 1,770,033      $ 222,238



12. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) NO. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU NO. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

-----------------------------------------------------------------------------


ABBREVIATIONS

SELECTED PORTFOLIO

DIP      Debtor-In-Possession
L/C      Letter of Credit
PIK      Payment-In-Kind

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series




SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                 N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.        N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.      N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010